Vessels, net	6 Months Ended
Jun. 30, 2025
Vessels, net [Abstract]
Vessels, net
6.	Vessels, net

Vessels’ Disposals

In February 2025, the Company, through its subsidiary Arno Shipping Company Inc., entered into a memorandum of agreement to sell the Aframax tanker vessel “P. Yanbu” to an unrelated party for an aggregate gross price of $39,000. The vessel was delivered to her new owners in March 2025, and the Company received the sale proceeds in accordance with the terms of the contract. For the six months ended June 30, 2025, the gain on sale of vessel, net of direct to sale expenses, amounted to $19,456 and is reflected in Gain on vessel’s sale in the accompanying unaudited interim consolidated statement of operations.

On April 7, 2025, the Company announced that it has entered through its wholly-owned subsidiary Maloelap Shipping Company Inc., into a forward sale and exclusivity agreement with an unaffiliated third party, based on which the buyers are granted exclusive rights to submit a bid for the conversion of the vessel “P. Sophia”, in an auction for the provision of a Floating Production Storage and Offloading (FPSO) vessel for charter to a national oil company (the “Offshore Project”).  If the buyer is awarded the Offshore Project by the expiration of the auction on April 5, 2026, the buyer will purchase the “P. Sophia”, for a gross sale price of $36,050. Additionally, if the vessel is delivered to the buyer on or before September 30, 2025, the gross sale price will be increased by $1,000. During the exclusivity period, the Company may freely operate the vessel but is restricted from selling it to any other party until the conclusion of the Offshore Project auction in April 2026. Also, the Buyers commit to put forward the vessel “P. Sophia” (and no other vessels) in their bid for the Project and not to enter directly or indirectly into any agreement relating to the purchase of any vessel (other than the vessel) in connection with the Project. In the event the Potential Buyers breach any of these terms, the Potential Buyers shall pay to the Potential Sellers fifty percent (50%) of the Purchase Price. The Company assessed the criteria of ASC 360 for assets held for sale, and concluded that the held for sale criteria were not met as of June 30, 2025.

The amounts of Vessels, net, in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2024	$228,389	$(38,812)	$189,577
- Vessel’s disposals	(22,144)	4,651	(17,493)
- Depreciation	-	(5,994)	(5,994)
Balance, June 30, 2025	$206,245	$(40,155)	$166,090